COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Operating Lease Liabilities
2021	$ 2,694,827	$ 2,790,694
2022	1,799,060	1,545,075
2023	1,252,941	1,002,903
2024	935,504	668,474
2025	588,217	354,398
Thereafter	150,783	93,242
Total operating lease liabilities	7,421,332	6,454,785
Amount representing interest	(1,054,066)	(899,111)
Present value of minimum lease payments	6,367,266	5,555,674
Financing lease obligations
2021	864,025	864,025
2022	10,780	10,780
2023	0	0
2024	0	0
2025	0	0
Thereafter	0	0
Total financing lease liabilities	874,805	874,805
Amount representing interest	(35,233)	(35,233)
Total future payments	$ 839,572	$ 839,572